EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Net Income Used in Earnings Per Share
	US dollars
	Year ended December 31,
(in thousands)	2022	2021	2020
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	37,103	34,256	16,123

Schedule of Weighted Average Shares Used in Earnings Per Share
	Number of shares
	Year ended December 31,
(in thousands)	2022	2021	2020
Weighted average number of shares used in the computation of basic and diluted earnings per share	20,418	20,769	20,813